Financial liabilities at amortized cost - borrowings and financing (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	$ 585,568	$ 147,243	$ 97,454
New borrowings	469,501	581,142	116,349
Payments – principal	(46,501)	(159,983)	(60,523)
Payments – interest	(81,614)	(30,756)	(7,056)
Interest accrued	100,550	31,074	6,225
Effect of changes in exchange rates (OCI)	108,840	12,119	(5,206)
Balance at end of the year	1,136,344	585,568	147,243
Addition due to business combination		4,729
Term Loan Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	118,194	136,843	19,644
New borrowings		121,142	116,349
Payments – principal	(35,702)	(146,078)
Payments – interest	(13,341)	(8,301)	(1,908)
Interest accrued	13,615	8,340	4,766
Effect of changes in exchange rates (OCI)	16,009	6,248	(2,008)
Balance at end of the year	98,775	118,194	136,843
Addition due to business combination
Syndicated Loan [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	467,374
New borrowings	270,810	460,000
Payments – principal	(10,799)
Payments – interest	(68,273)	(19,998)
Interest accrued	75,527	22,534
Effect of changes in exchange rates (OCI)	86,862	4,838
Balance at end of the year	821,501	467,374
Addition due to business combination
Financial Letter [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year			60,126
New borrowings	198,691
Payments – principal			(54,151)
Payments – interest			(4,548)
Interest accrued	11,408		776
Effect of changes in exchange rates (OCI)	5,969		(2,203)
Balance at end of the year	216,068
Bill Of Exchange [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year		10,400	17,684
New borrowings
Payments – principal		(9,447)	(6,372)
Payments – interest		(1,889)	(600)
Interest accrued		42	683
Effect of changes in exchange rates (OCI)		894	(995)
Balance at end of the year			10,400
Addition due to business combination
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year
New borrowings
Payments – principal		(4,458)
Payments – interest		(568)
Interest accrued		158
Effect of changes in exchange rates (OCI)		139
Balance at end of the year
Addition due to business combination		$ 4,729